Inventories - Summary of Changes In The Provision For Inventory Losses (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Changes In The Provision For Inventory Losses [Abstract]
Beginning balance	R$ (185,232)	R$ (178,268)
Additions, net	(190,763)	(72,980)
Write-offs	166,520	60,743
Exchange Variation	(100,282)	2,139
Ending balance	R$ (309,757)	R$ (188,366)